Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 2,021,998,963
Realized gain (losses) on sales and redemptions for physical bullion	(2,449,389)	$ 8,822,164
Change in unrealized gains (losses)	368,815,119	(37,474,945)
Balance at end of year	2,457,683,227	2,021,998,963
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	2,021,998,963	2,258,396,671
Purchases	93,556,274	63,145,069
Sales	(3,440)	(2,498,286)
Redemptions for physical bullion	(29,133,078)	(250,747,382)
Realized gain (losses) on sales and redemptions for physical bullion	2,449,389	(8,822,164)
Change in unrealized gains (losses)	368,815,119	(37,474,945)
Balance at end of year	$ 2,457,683,227	$ 2,021,998,963